Quarterly Holdings Report
for
Fidelity® Series Intrinsic Opportunities Fund
April 30, 2026
O2T-NPRT3-0626
1.951016.113
Common Stocks - 95.0%
	Shares	Value ($)
AUSTRIA - 0.4%
Materials - 0.4%
Construction Materials - 0.3%
Wienerberger AG (b)	306,200	8,854,917
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	36,100	3,389,501
TOTAL AUSTRIA		12,244,418
CANADA - 0.7%
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	328,400	19,428,147
CHINA - 0.6%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Shenzhou International Group Holdings Ltd	384,100	2,341,252
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Sinopharm Group Co Ltd H Shares	3,554,237	8,454,687
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
VSTECS Holdings Ltd	5,253,800	6,882,774
TOTAL CHINA		17,678,713
FRANCE - 1.1%
Communication Services - 0.0%
Media - 0.0%
IPSOS SA	19,400	820,132
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Maisons du Monde SA (a)(c)(d)	240,700	152,549
Mr Bricolage SA (a)	144,948	711,094
TOTAL CONSUMER DISCRETIONARY		863,643
Consumer Staples - 0.1%
Food Products - 0.1%
Societe LDC SADIR	17,300	2,265,943
Energy - 0.6%
Energy Equipment & Services - 0.0%
Vallourec SACA	37,400	1,125,894
Oil, Gas & Consumable Fuels - 0.6%
TotalEnergies SE (United States)	153,683	14,247,951
TOTAL ENERGY		15,373,845
Industrials - 0.1%
Ground Transportation - 0.1%
Stef SA	29,960	4,085,889
Information Technology - 0.3%
IT Services - 0.3%
Sopra Steria Group	54,100	8,413,017
TOTAL FRANCE		31,822,469
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	37,900	2,209,196
Industrials - 0.2%
Machinery - 0.2%
JOST Werke SE (c)(d)	113,400	6,894,161
TOTAL GERMANY		9,103,357
GREECE - 0.7%
Consumer Discretionary - 0.3%
Distributors - 0.1%
Autohellas Tourist and Trading SA	237,000	3,004,075
Specialty Retail - 0.2%
JUMBO SA	218,100	5,948,814
TOTAL CONSUMER DISCRETIONARY		8,952,889
Consumer Staples - 0.4%
Personal Care Products - 0.4%
Sarantis SA	738,584	12,395,799
TOTAL GREECE		21,348,688
HONG KONG - 0.3%
Communication Services - 0.1%
Media - 0.1%
Pico Far East Holdings Ltd	10,600,000	3,292,211
Financials - 0.2%
Consumer Finance - 0.2%
Aeon Credit Service Asia Co Ltd	4,561,940	4,924,643
Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (a)(e)	1,000,000	1
TOTAL HONG KONG		8,216,855
INDIA - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Euro Ceramics Ltd (a)(e)	5,000	0
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Redington Ltd	739,442	1,699,316
TOTAL INDIA		1,699,316
ITALY - 0.4%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Brembo NV	25,000	234,730
Brembo NV (OTC)	28,200	264,775
TOTAL CONSUMER DISCRETIONARY		499,505
Consumer Staples - 0.4%
Beverages - 0.3%
Coca-Cola HBC AG	110,900	6,458,828
Consumer Staples Distribution & Retail - 0.1%
MARR SpA (b)	406,500	4,098,192
TOTAL CONSUMER STAPLES		10,557,020
TOTAL ITALY		11,056,525
JAPAN - 2.5%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Daikyonishikawa Corp	8,053	43,807
Specialty Retail - 0.1%
ARCLANDS CORP	170,700	1,935,374
TOTAL CONSUMER DISCRETIONARY		1,979,181
Consumer Staples - 0.0%
Food Products - 0.0%
S Foods Inc	68,100	1,234,075
Household Products - 0.0%
Transaction Co Ltd	65,000	468,221
TOTAL CONSUMER STAPLES		1,702,296
Financials - 0.1%
Financial Services - 0.1%
Zenkoku Hosho Co Ltd	85,000	1,711,242
Industrials - 1.0%
Air Freight & Logistics - 0.1%
Hamakyorex Co Ltd	380,800	4,177,346
Machinery - 0.3%
Daiwa Industries Ltd	598,600	7,317,631
Tocalo Co Ltd	149,700	2,986,657
		10,304,288
Professional Services - 0.1%
Altech Corp	35,953	579,145
Quick Co Ltd	277,281	1,490,407
Will Group Inc	102,800	741,990
		2,811,542
Trading Companies & Distributors - 0.5%
ITOCHU Corp	595,000	7,373,901
Mitani Corp	216,665	3,592,419
Totech Corp	65,643	1,603,271
		12,569,591
TOTAL INDUSTRIALS		29,862,767
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
Riken Keiki Co Ltd	50,800	1,091,058
IT Services - 0.0%
TDC Soft Inc	226,914	1,372,079
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp	659,600	13,338,859
SUMCO Corp	483,400	7,712,479
		21,051,338
Software - 0.1%
Cresco Ltd	201,600	1,753,558
System Research Co Ltd (b)	187,600	1,987,668
		3,741,226
TOTAL INFORMATION TECHNOLOGY		27,255,701
Materials - 0.2%
Chemicals - 0.2%
C Uyemura & Co Ltd	41,800	6,257,908
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	341,400	5,469,284
TOTAL JAPAN		74,238,379
KOREA (SOUTH) - 0.2%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InBody Co Ltd	27,500	553,349
Value Added Technology Co Ltd	55,500	872,731
TOTAL HEALTH CARE		1,426,080
Materials - 0.2%
Chemicals - 0.2%
Soulbrain Co Ltd	10,100	3,198,207
TOTAL KOREA (SOUTH)		4,624,287
MEXICO - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	1,685,400	1,590,027
NETHERLANDS - 0.4%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Acomo NV	173,300	5,267,892
Financials - 0.2%
Capital Markets - 0.1%
Van Lanschot Kempen NV depository receipt	24,700	1,890,093
Insurance - 0.1%
ASR Nederland NV	49,400	3,743,080
TOTAL FINANCIALS		5,633,173
TOTAL NETHERLANDS		10,901,065
NORWAY - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Europris ASA (c)(d)	496,226	5,066,865
PUERTO RICO - 0.6%
Financials - 0.6%
Banks - 0.2%
First BanCorp/Puerto Rico	300,100	7,286,428
Financial Services - 0.4%
EVERTEC Inc	346,200	10,223,286
TOTAL PUERTO RICO		17,509,714
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	1,753,400	3,246,395
SPAIN - 0.7%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
CIE Automotive SA	378,000	12,865,552
Financials - 0.1%
Banks - 0.1%
Bankinter SA	155,300	2,581,824
Industrials - 0.2%
Air Freight & Logistics - 0.2%
Logista Integral SA	124,500	4,862,854
TOTAL SPAIN		20,310,230
SWEDEN - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.2%
AQ Group AB	194,820	4,612,673
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	236,687	3,558,219
TOTAL SWEDEN		8,170,892
SWITZERLAND - 0.5%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Garrett Motion Inc	571,200	14,628,432
UNITED KINGDOM - 1.6%
Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
B&M European Value Retail plc	1,435,000	3,268,780
Distributors - 0.4%
Inchcape PLC	831,700	9,350,401
Diversified Consumer Services - 0.0%
ME Group International PLC	355,900	707,065
Specialty Retail - 0.0%
Dunelm Group PLC	129,500	1,325,153
TOTAL CONSUMER DISCRETIONARY		14,651,399
Consumer Staples - 0.1%
Tobacco - 0.1%
Imperial Brands PLC	132,400	5,030,230
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCC PLC	184,600	13,916,172
Industrials - 0.5%
Passenger Airlines - 0.1%
JET2 PLC	253,350	3,799,101
Trading Companies & Distributors - 0.4%
RS GROUP PLC	1,412,049	11,567,103
TOTAL INDUSTRIALS		15,366,204
TOTAL UNITED KINGDOM		48,964,005
UNITED STATES - 83.5%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Cars.com Inc (a)(b)	680,200	7,475,398
Consumer Discretionary - 9.3%
Automobile Components - 1.2%
Aptiv PLC (a)	174,000	10,485,240
LCI Industries	52,600	6,270,972
Lear Corp	78,300	9,954,279
Patrick Industries Inc	62,750	5,835,750
Versigent PLC	58,000	2,028,260
		34,574,501
Automobiles - 0.8%
General Motors Co	292,900	22,521,081
Diversified Consumer Services - 1.0%
Carriage Services Inc	116,300	5,710,330
Covista Inc (a)	28,739	3,311,307
Grand Canyon Education Inc (a)	80,500	13,610,135
Laureate Education Inc (a)	249,366	7,504,670
		30,136,442
Hotels, Restaurants & Leisure - 0.5%
Cheesecake Factory Inc/The (b)	228,600	14,372,082
Household Durables - 1.3%
DR Horton Inc	40,100	6,169,786
KB Home	192,300	10,189,977
M/I Homes Inc (a)	78,700	10,348,263
Meritage Homes Corp	190,700	12,841,738
		39,549,764
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	35,500	1,986,494
Specialty Retail - 2.4%
Academy Sports & Outdoors Inc	225,700	12,377,388
Bath & Body Works Inc	339,000	6,590,160
Caleres Inc	225,667	2,956,238
Dick's Sporting Goods Inc	58,600	13,297,512
Lithia Motors Inc	41,800	12,127,016
Murphy USA Inc	26,381	15,512,028
Signet Jewelers Ltd	110,800	9,864,524
		72,724,866
Textiles, Apparel & Luxury Goods - 2.1%
Crocs Inc (a)	143,100	14,593,338
Lululemon Athletica Inc (a)	16,600	2,285,820
Oxford Industries Inc (b)	123,000	5,269,320
PVH Corp	45,200	4,133,088
Steven Madden Ltd	332,700	12,496,212
VF Corp	431,800	8,173,974
Wolverine World Wide Inc	902,287	15,356,925
		62,308,677
TOTAL CONSUMER DISCRETIONARY		278,173,907
Consumer Staples - 5.2%
Beverages - 1.9%
Constellation Brands Inc Class A	99,700	15,611,026
Keurig Dr Pepper Inc	632,600	18,598,440
Primo Brands Corp Class A	1,032,900	21,050,502
		55,259,968
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc Class A (b)	391,900	6,603,515
Dollar Tree Inc (a)	105,800	10,274,238
Grocery Outlet Holding Corp (a)(b)	314,900	2,490,859
Performance Food Group Co (a)	386,900	35,037,664
Target Corp	69,100	8,965,725
		63,372,001
Food Products - 0.6%
Armanino Foods of Distinction Inc	98,528	1,004,986
Ingredion Inc	103,400	11,553,916
Smithfield Foods Inc	239,000	6,280,920
		18,839,822
Household Products - 0.4%
Kimberly-Clark Corp	130,600	12,854,958
Personal Care Products - 0.2%
Kenvue Inc	332,200	5,823,466
TOTAL CONSUMER STAPLES		156,150,215
Energy - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Antero Resources Corp (a)	624,900	24,533,574
Chord Energy Corp	28,500	4,149,600
Core Natural Resources Inc	180,109	16,162,982
Diamondback Energy Inc	166,600	34,257,958
Energy Transfer LP	690,500	13,941,195
Gulfport Energy Corp (a)	49,800	9,588,492
Northern Oil & Gas Inc	305,200	8,289,232
Ovintiv Inc	509,000	31,328,950
Range Resources Corp	470,700	20,475,450
Shell PLC	313,339	14,246,524
Sunococorp LLC	114,793	7,654,397
Unit Corp	9,900	339,174
TOTAL ENERGY		184,967,528
Financials - 23.1%
Banks - 9.6%
ACNB Corp	1,920	97,325
Camden National Corp	44,243	2,131,185
Citigroup Inc	233,500	29,883,330
East West Bancorp Inc	123,300	15,593,751
FNB Corp/PA	1,063,800	18,988,830
Hancock Whitney Corp	195,100	13,171,201
Huntington Bancshares Inc/OH	852,390	14,286,056
KeyCorp	1,191,400	26,341,854
Old National Bancorp/IN	553,300	13,262,601
Pinnacle Financial Partners Inc	258,085	25,534,930
Plumas Bancorp	75,892	3,871,251
QCR Holdings Inc	81,400	7,360,188
United Community Bank/SC	506,900	16,894,977
US Bancorp	444,800	25,202,368
Washington Trust Bancorp Inc	106,400	3,344,152
Webster Financial Corp	101,300	7,330,068
Wells Fargo & Co	514,700	42,323,782
West BanCorp Inc (b)	164,600	3,942,170
Wintrust Financial Corp	120,800	18,188,856
		287,748,875
Capital Markets - 6.5%
AllianceBernstein Holding LP	449,600	17,939,040
Ameriprise Financial Inc	38,800	18,421,852
Bank of New York Mellon Corp/The	97,100	13,047,327
Federated Hermes Inc Class B	296,400	17,217,876
Lazard Inc	479,022	23,232,567
LPL Financial Holdings Inc	29,300	9,790,009
Raymond James Financial Inc	126,800	20,074,976
SEI Investments Co	150,700	13,665,476
State Street Corp	199,900	30,552,716
Stifel Financial Corp	378,050	29,794,121
		193,735,960
Consumer Finance - 0.6%
Capital One Financial Corp	96,146	18,392,730
Financial Services - 1.0%
Corpay Inc (a)	57,100	17,499,437
Essent Group Ltd	145,800	8,823,816
WEX Inc (a)	19,800	2,976,534
		29,299,787
Insurance - 5.4%
American Financial Group Inc/OH	98,000	13,060,460
Arthur J Gallagher & Co	33,700	6,955,680
First American Financial Corp	257,200	18,037,436
Hartford Insurance Group Inc/The	64,800	8,865,288
Marsh & McLennan Cos Inc	49,300	8,268,103
Primerica Inc	80,400	22,614,108
Reinsurance Group of America Inc	60,600	12,814,476
Selective Insurance Group Inc	93,100	7,815,745
Stewart Information Services Corp	190,799	13,354,022
Travelers Companies Inc/The	69,600	21,237,744
Unum Group	237,100	19,058,098
Willis Towers Watson PLC	32,500	8,326,500
		160,407,660
TOTAL FINANCIALS		689,585,012
Health Care - 8.6%
Biotechnology - 1.4%
Biogen Inc (a)	107,400	20,328,672
Gilead Sciences Inc	163,400	21,379,256
		41,707,928
Health Care Providers & Services - 5.7%
Cigna Group/The	73,600	21,386,688
CVS Health Corp	300,200	25,003,658
Elevance Health Inc	25,500	9,598,710
Henry Schein Inc (a)	294,500	21,966,755
Labcorp Holdings Inc	90,600	23,266,080
Molina Healthcare Inc (a)	68,500	13,331,470
Quest Diagnostics Inc	65,600	12,739,520
Tenet Healthcare Corp (a)	88,600	15,692,832
UnitedHealth Group Inc	49,600	18,375,808
Universal Health Services Inc Class B	56,000	9,423,120
		170,784,641
Life Sciences Tools & Services - 0.5%
Avantor Inc (a)	446,100	3,613,410
ICON PLC (a)	92,300	10,921,859
		14,535,269
Pharmaceuticals - 1.0%
Elanco Animal Health Inc (a)	1,126,100	25,190,857
Phibro Animal Health Corp Class A	28,809	1,532,063
Viatris Inc	159,200	2,378,448
		29,101,368
TOTAL HEALTH CARE		256,129,206
Industrials - 14.9%
Aerospace & Defense - 1.5%
Cadre Holdings Inc	159,200	4,720,280
Huntington Ingalls Industries Inc	41,600	15,154,464
Textron Inc	146,600	14,067,736
V2X Inc (a)	151,800	10,293,558
		44,236,038
Air Freight & Logistics - 0.9%
FedEx Corp	52,700	21,254,437
Radiant Logistics Inc (a)	533,350	4,485,474
		25,739,911
Building Products - 1.5%
Builders FirstSource Inc (a)	91,900	7,268,370
Gibraltar Industries Inc (a)	200,300	7,817,709
Hayward Holdings Inc (a)	697,952	10,476,260
Janus International Group Inc (a)	1,887,068	9,812,754
Resideo Technologies Inc (a)	201,700	8,344,329
		43,719,422
Commercial Services & Supplies - 0.9%
Brady Corp Class A	172,000	14,073,040
Brink's Co/The	67,457	7,201,035
HNI Corp	182,186	6,657,076
		27,931,151
Construction & Engineering - 0.8%
Bowman Consulting Group Ltd (a)	88,800	2,802,528
WillScot Holdings Corp	920,900	20,849,176
		23,651,704
Electrical Equipment - 1.0%
Acuity Inc	35,600	10,315,812
Allient Inc	257,700	19,631,586
LSI Industries Inc	37,000	899,470
		30,846,868
Ground Transportation - 0.2%
Proficient Auto Logistics Inc (a)	194,485	1,429,464
Universal Logistics Holdings Inc	171,038	4,118,595
		5,548,059
Machinery - 4.3%
Cummins Inc	22,400	15,030,624
Enpro Inc	46,900	13,673,695
Esab Corp	70,300	6,908,381
Gates Industrial Corp PLC (a)	846,400	21,676,304
Hillman Solutions Corp (a)	1,228,500	10,024,560
Miller Industries Inc/TN (b)	146,400	7,025,736
Tennant CO	5,600	465,024
Terex Corp	337,423	20,987,711
Timken Co/The	193,900	21,501,571
Toro Co/The	108,100	10,287,877
		127,581,483
Professional Services - 2.3%
CACI International Inc (a)	12,600	6,546,204
Cbiz Inc (a)	234,840	7,162,620
Concentrix Corp (b)	261,100	6,219,402
Genpact Ltd	619,800	21,538,050
ICF International Inc	46,000	3,296,360
KBR Inc	230,600	8,645,194
Maximus Inc	176,000	11,549,120
Science Applications International Corp	43,500	4,209,495
		69,166,445
Trading Companies & Distributors - 1.5%
Core & Main Inc Class A (a)	260,700	13,131,459
Global Industrial Co	328,896	10,889,746
Rush Enterprises Inc Class A	298,250	22,079,448
		46,100,653
TOTAL INDUSTRIALS		444,521,734
Information Technology - 7.9%
Electronic Equipment, Instruments & Components - 4.2%
Belden Inc	74,900	8,424,752
CDW Corp/DE	98,100	13,430,871
Crane NXT Co	451,712	20,182,492
Insight Enterprises Inc (a)	52,600	3,834,540
Sanmina Corp (a)	100,000	21,782,000
TD SYNNEX Corp	138,393	31,578,515
Vontier Corp	707,000	25,367,160
		124,600,330
IT Services - 0.9%
Amdocs Ltd	251,900	16,290,373
Kyndryl Holdings Inc (a)	778,400	10,757,488
		27,047,861
Semiconductors & Semiconductor Equipment - 1.7%
Diodes Inc (a)	226,600	24,280,190
Micron Technology Inc	29,300	15,152,788
MKS Inc	35,000	9,931,250
		49,364,228
Software - 0.0%
ACI Worldwide Inc (a)	77,224	3,337,621
Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies Inc Class C	102,100	21,333,795
Seagate Technology Holdings PLC	16,200	10,912,968
		32,246,763
TOTAL INFORMATION TECHNOLOGY		236,596,803
Materials - 4.7%
Chemicals - 1.4%
Axalta Coating Systems Ltd (a)	426,400	12,126,816
Element Solutions Inc	461,000	19,633,990
Perimeter Solutions Inc (a)	348,576	10,561,853
		42,322,659
Construction Materials - 0.8%
Eagle Materials Inc	97,800	20,548,758
RHI Magnesita NV	133,700	4,812,109
		25,360,867
Containers & Packaging - 2.1%
Graphic Packaging Holding CO (b)	1,190,000	11,340,700
Packaging Corp of America	87,500	18,676,875
Silgan Holdings Inc	715,000	28,993,250
		59,010,825
Metals & Mining - 0.4%
Warrior Met Coal Inc	145,400	13,064,189
TOTAL MATERIALS		139,758,540
Real Estate - 2.3%
Industrial REITs - 0.4%
STAG Industrial Inc Class A	327,700	12,642,666
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (a)	39,800	12,661,574
Residential REITs - 0.6%
AvalonBay Communities Inc	16,900	3,092,700
Camden Property Trust	123,700	12,990,974
		16,083,674
Retail REITs - 0.4%
Tanger Inc	283,100	10,497,348
Urban Edge Properties	119,149	2,611,746
		13,109,094
Specialized REITs - 0.5%
Outfront Media Inc	475,700	14,675,345
TOTAL REAL ESTATE		69,172,353
Utilities - 1.0%
Electric Utilities - 1.0%
PG&E Corp	1,866,100	31,014,582
TOTAL UNITED STATES		2,493,545,278
TOTAL COMMON STOCKS (Cost $2,133,585,955)		2,835,394,057

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	134,956,948	134,983,939
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	26,677,947	26,680,615
TOTAL MONEY MARKET FUNDS (Cost $161,664,554)			161,664,554

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,295,250,509)	2,997,058,611
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(11,631,396)
NET ASSETS - 100.0%	2,985,427,215

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,113,575 or 0.4% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,113,575 or 0.4% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $11,702,666.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	63,946,656	357,370,803	286,332,156	2,394,184	(1,364)	-	134,983,939	134,956,948	0.2%
Fidelity Securities Lending Cash Central Fund	89,014,030	329,051,242	391,385,310	97,631	653	-	26,680,615	26,677,947	0.1%
Total	152,960,686	686,422,045	677,717,466	2,491,815	(711)	-	161,664,554

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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